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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

 READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

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1. Name and address of insurer:
                        Wells Fargo Variable Trust Funds
                          525 Market Street, 12th Floor
                             San Francisco, CA 94105

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2. The name of each series or class of securities for which this Form is filed
   (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [_]

  Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT C&B
   Large Cap Value Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT International Core
Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT
  Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Opportunity Fund, Wells Fargo Advantage VT Small Cap rowth
    Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund and Wells Fargo
                      Advantage VT Total Return Bond Fund

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3. Investment Company Act File Number: 811-09255

   Securities Act File Number:                                    333-74283

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4(a).Last day of fiscal year for which this Form is filed:        12/31/09

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4(b).[_] Check box if this form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c).[_] Check box if this is the last time the issuer will be filing this
         Form.

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5. Calculation of registration fee:

   (i)     Aggregate sale price of
           securities sold during the
           fiscal year pursuant to
           section 24(f):                                     $   242,556,633
                                                              ---------------

   (ii)    Aggregate price of
           securities redeemed or
           repurchased during the
           fiscal year:                   $   688,989,349
                                          ---------------

   (iii)   Aggregate price of
           securities redeemed or
           repurchased during any
           PRIOR fiscal year ending no
           earlier than October 11,
           1995 that were not
           previously used to reduce
           registration fees payable
           to the Commission:             $   705,841,822
                                          ---------------

   (iv)    Total available redemption
           credits [add Items 5(ii)
           and 5(iii)]:                                       $ 1,394,831,171
                                                              ---------------

   (v)     Net sales - if Item 5(i) is
           greater than Item 5(iv)
           [subtract Item 5(iv) from
           Item 5(i)]:                                        $             0
                                                              ---------------

   ---------------------------------------------------------
   (vi)    Redemption credits             $ 1,152,274,538
           available for use in future    ---------------
           years - if Item 5(i) is
           less than Item 5(iv)
           [subtract Item 5(iv) from
           Item 5(i):

   ---------------------------------------------------------
   (vii)   Multiplier for determining
           registration fee (See
           Instruction C.9):                             X          0.0000713
                                                              ---------------

   (viii)  Registration fee due
           [multiply Item 5(v) by
           Item 5(vii)] (enter "0"
           if no fee is due):                            =                  0
                                                              ---------------

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6. Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
   ______________________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filled that are available for use by the issuer in future fiscal years, then state that number here:
   ----------------------.
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7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                        +$                 0
                                                              ---------------
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8. Total of the amount of the registration fee due plus any interest due (line
   5(viii) plus line 7):
                                                        +$                 0
                                                              ---------------
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9. Date the registration fee and any interest payment was sent to the
   Commission's lockbox depository:

         Method of Delivery:

            [X] Wire Transfer
            [_] Mail or other means
------------------------------------------------------------------------------
                                   SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

   By (Signature and Title)*     /s/ KASEY L. PHILLIPS
                           -----------------------------------------
                             KASEY L. PHILLIPS/TREASURER
   Date  03/26/10


  *Please print the name and title of the signing officer below the signature.



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